Incentive Programs - (Details)	6 Months Ended
	Jun. 30, 2022 EquityInstruments D kr / shares	Jun. 30, 2022	Jun. 30, 2021 EquityInstruments
Warrants Program 2019/2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Subscription price per share | kr / shares	kr 74.50
Boards LTIP 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Accumulated number of outstanding | EquityInstruments	31,371		51,399
Board LTIP 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Accumulated number of outstanding	26,968	31,371	31,371
Board LTIP 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Accumulated number of outstanding	40,706	26,968	26,968
Board LTIP 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Accumulated number of outstanding		40,706
ESOP 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Trading days	10
Percentage of weighted average share price	115.00%
ESOP 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Trading days	10
Percentage of weighted average share price	115.00%